Long-term debt - Maturities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Long-term debt by maturities
Long-term debt	SFr 194,603	SFr 192,094
Structured notes
Long-term debt by maturities
Long-term debt	60,446	54,848
Structured notes | Equity
Long-term debt by maturities
Long-term debt	35,490	35,594
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	16,398	11,534
Structured notes | Credit
Long-term debt by maturities
Long-term debt	5,618	5,261
Structured notes | Other
Long-term debt by maturities
Long-term debt	SFr 2,940	SFr 2,459